Business Combinations - Business Combinations - Acquisition of Finsuite Pty Ltd Consideration Transferred (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Oct. 18, 2019	Jul. 31, 2020	Jan. 31, 2020
Business Acquisition [Line Items]
Cash consideration to settle debt			$ 5,857
Contingent consideration - cash payment		$ 200	$ 200
Fin Suite Pty Ltd
Business Acquisition [Line Items]
Cash consideration to shareholders	$ 3,928
Cash consideration to settle debt	137
Contingent consideration - cash payment	197
Total consideration	11,511
Voting Common Stock | Fin Suite Pty Ltd
Business Acquisition [Line Items]
Cash consideration to settle debt	5,857
Voting common stock issued	$ 1,392
Equity interest issued or issuable, number of shares (in shares)	63,967